Supplemental Condensed Consolidating Financial Information - Condensed Consolidating Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Tangible assets	$ 3,381	$ 3,742	$ 4,111
Intangible assets	123	138	145
Investments in associates and joint ventures	1,528	1,507	1,448
Other investments	141	131	125
Inventories	106	100	84
Trade, other receivables and other assets	102	67	34
Deferred taxation	0	4	4
Cash restricted for use	35	37	36
Total Non-current assets	5,416	5,726	5,987
Current assets
Other investments	6	7	5
Inventories, trade and other receivables, intergroup balances and other current assets	861	905	927
Cash restricted for use	31	28	19
Cash and cash equivalents	329	205	215	$ 484
Current assets other than non-current assets held for sale	1,227	1,145	1,166
Non-current assets held for sale	0	348	0
Total Current assets	1,227	1,493	1,166
Total assets	6,643	7,219	7,153
EQUITY AND LIABILITIES
Share capital and premium	7,171	7,134	7,108
Accumulated losses and other reserves	(4,519)	(4,471)	(4,393)
Shareholders’ equity	2,652	2,663	2,715
Non-controlling interests	42	41	39
Equity	2,694	2,704	2,754	2,467
Non-current liabilities	3,156	3,660	3,639
Current liabilities including intergroup balances	793	729	760
Non-current liabilities held for sale	0	126	0
Total liabilities	3,949	4,515	4,399
Total equity and liabilities	6,643	7,219	7,153
Consolidation adjustments
Non-current assets
Tangible assets	0	0	0
Intangible assets	(1)	(2)	(2)
Investments in associates and joint ventures	(6,508)	(6,611)	(5,477)
Other investments	(2)	(2)	(2)
Inventories	0	0	0
Trade, other receivables and other assets	(29)	(29)	(29)
Deferred taxation		0	0
Cash restricted for use	0	0	0
Total Non-current assets	(6,540)	(6,644)	(5,510)
Current assets
Other investments	0	0	0
Inventories, trade and other receivables, intergroup balances and other current assets	(1,111)	(877)	(1,462)
Cash restricted for use	0	0	0
Cash and cash equivalents	0	0	0	0
Current assets other than non-current assets held for sale	(1,111)	(877)
Non-current assets held for sale		0
Total Current assets		(877)	(1,462)
Total assets	(7,651)	(7,521)	(6,972)
EQUITY AND LIABILITIES
Share capital and premium	(6,917)	(6,920)	(6,963)
Accumulated losses and other reserves	1,904	1,872	3,063
Shareholders’ equity	(5,013)	(5,048)	(3,900)
Non-controlling interests	0	0	0
Equity	(5,013)	(5,048)	(3,900)
Non-current liabilities	0	0	0
Current liabilities including intergroup balances	(2,638)	(2,473)	(3,072)
Non-current liabilities held for sale		0
Total liabilities	(2,638)	(2,473)	(3,072)
Total equity and liabilities	(7,651)	(7,521)	(6,972)
AngloGold Ashanti (the “Guarantor”) | Reportable Legal Entities
Non-current assets
Tangible assets	625	739	1,160
Intangible assets	1	1	4
Investments in associates and joint ventures	2,383	2,371	2,109
Other investments	2	2	2
Inventories	1	0	0
Trade, other receivables and other assets	0	0	0
Deferred taxation		0	0
Cash restricted for use	0	0	0
Total Non-current assets	3,012	3,113	3,275
Current assets
Other investments	0	0	0
Inventories, trade and other receivables, intergroup balances and other current assets	390	471	429
Cash restricted for use	0	0	0
Cash and cash equivalents	7	11	44	19
Current assets other than non-current assets held for sale	397	482
Non-current assets held for sale		310
Total Current assets		792	473
Total assets	3,409	3,905	3,748
EQUITY AND LIABILITIES
Share capital and premium	7,171	7,134	7,108
Accumulated losses and other reserves	(4,519)	(4,471)	(4,393)
Shareholders’ equity	2,652	2,663	2,715
Non-controlling interests	0	0	0
Equity	2,652	2,663	2,715
Non-current liabilities	319	527	496
Current liabilities including intergroup balances	438	591	537
Non-current liabilities held for sale		124
Total liabilities	757	1,242	1,033
Total equity and liabilities	3,409	3,905	3,748
IOMco (the “Issuer”) | Reportable Legal Entities
Non-current assets
Tangible assets	0	0	0
Intangible assets	0	0	0
Investments in associates and joint ventures	4,255	4,376	3,478
Other investments	3	6	3
Inventories	0	0	0
Trade, other receivables and other assets	29	29	29
Deferred taxation		0	0
Cash restricted for use	0	0	0
Total Non-current assets	4,287	4,411	3,510
Current assets
Other investments	6	6	5
Inventories, trade and other receivables, intergroup balances and other current assets	416	145	807
Cash restricted for use	0	1	1
Cash and cash equivalents	97	21	32	222
Current assets other than non-current assets held for sale	519	173
Non-current assets held for sale		0
Total Current assets		173	845
Total assets	4,806	4,584	4,355
EQUITY AND LIABILITIES
Share capital and premium	6,096	6,096	6,139
Accumulated losses and other reserves	(3,310)	(3,491)	(3,765)
Shareholders’ equity	2,786	2,605	2,374
Non-controlling interests	0	0	0
Equity	2,786	2,605	2,374
Non-current liabilities	1,734	1,764	1,799
Current liabilities including intergroup balances	286	215	182
Non-current liabilities held for sale		0
Total liabilities	2,020	1,979	1,981
Total equity and liabilities	4,806	4,584	4,355
Other subsidiaries (the “Non-Guarantor Subsidiaries”) | Reportable Legal Entities
Non-current assets
Tangible assets	2,756	3,003	2,951
Intangible assets	123	139	143
Investments in associates and joint ventures	1,398	1,371	1,338
Other investments	138	125	122
Inventories	105	100	84
Trade, other receivables and other assets	102	67	34
Deferred taxation		4	4
Cash restricted for use	35	37	36
Total Non-current assets	4,657	4,846	4,712
Current assets
Other investments	0	1	0
Inventories, trade and other receivables, intergroup balances and other current assets	1,166	1,166	1,153
Cash restricted for use	31	27	18
Cash and cash equivalents	225	173	139	$ 243
Current assets other than non-current assets held for sale	1,422	1,367
Non-current assets held for sale		38
Total Current assets		1,405	1,310
Total assets	6,079	6,251	6,022
EQUITY AND LIABILITIES
Share capital and premium	821	824	824
Accumulated losses and other reserves	1,406	1,619	702
Shareholders’ equity	2,227	2,443	1,526
Non-controlling interests	42	41	39
Equity	2,269	2,484	1,565
Non-current liabilities	1,103	1,369	1,344
Current liabilities including intergroup balances	2,707	2,396	3,113
Non-current liabilities held for sale		2
Total liabilities	3,810	3,767	4,457
Total equity and liabilities	$ 6,079	$ 6,251	$ 6,022